Capital and Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liquidity Risk [Line Items]
Total	$ 31,375	$ 47,975
Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,111	3,699
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	27,020	44,107
Taxes payable
Liquidity Risk [Line Items]
Current financial liabilities	75
Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Carrying Amount
Liquidity Risk [Line Items]
Total	31,375	47,975
Carrying Amount | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,111	3,699
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	27,020	44,107
Carrying Amount | Taxes payable
Liquidity Risk [Line Items]
Current financial liabilities	75
Carrying Amount | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Within Three Months
Liquidity Risk [Line Items]
Total	31,375	47,975
Within Three Months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,111	3,699
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	27,020	44,107
Within Three Months | Taxes payable
Liquidity Risk [Line Items]
Current financial liabilities	75
Within Three Months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Three to Twelve months
Liquidity Risk [Line Items]
Total	0	0
Three to Twelve months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Taxes payable
Liquidity Risk [Line Items]
Current financial liabilities	0
Three to Twelve months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years
Liquidity Risk [Line Items]
Total	0	0
One year to Five Years | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Taxes payable
Liquidity Risk [Line Items]
Current financial liabilities	0
One year to Five Years | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0